Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Bad debt allowance	$ 162,895	$ 174,644
Inventory impairment provision	388,259	254,864
Other deductible temporary difference	(620,926)	(267,944)
Net operating loss carry-forward	686,059	463,628
valuation allowance for deferred income tax assets	(616,287)	(625,192)
Total